Other Income, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Income, Net [Abstract]
Other income, net

11. Other income, net

Other income, net consisted of the following for the six months ended September 30:

	For the six months ended September 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Bank interest income, net	7,894	23,760	3,053
Others(cost)income	(64,405)	126,212	16,221
	(56,511)	149,972	19,274

11. Other income, net

Other income, net consisted of the following for the year ended March 31:

	2024	2025	2025
	HK$	HK$	US$
Bank interest income, net	31,864	17,966	2,309
Government grant	—	—	—
Others	4,201	(187)	(24)
	36,065	17,779	2,285